Consolidated Statements Of Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 112,519	$ 139,030
Accounts and notes receivable, net	63,348	83,003
Other receivables	35,629	65,147
Inventories	44,641	47,688
Prepaid expenses and other current assets	110,808	90,308
Deferred income taxes	12,051	17,188
Collateral deposits	0	4,832
Total current assets	378,996	447,196
Non-current assets
Miscellaneous	66,299	102,170
Collateral deposits	5,325	5,325
Property and equipment, net	833,357	1,092,994
Net intangible assets and goodwill	49,486	57,864
Deferred income taxes	63,321	75,319
Derivative instruments	6,741	9,517
McDonald’s Corporation’s indemnification for contingencies	3,452	4,395
Total non-current assets	1,027,981	1,347,584
Total assets	1,406,977	1,794,780
Current liabilities
Accounts payable	187,685	220,337
Royalties payable to McDonald’s Corporation	14,834	16,953
Income taxes payable	28,581	29,473
Other taxes payable	69,006	91,290
Accrued payroll and other liabilities	93,112	112,072
Provision for contingencies	512	777
Interest payable	15,990	20,627
Short-term debt	2,500	32,528
Current portion of long-term debt	161,599	6,156
Derivative instruments	2,126	10,958
Deferred income taxes	1,728	895
Total current liabilities	577,673	542,066
Non-current liabilities
Accrued payroll and other liabilities	19,381	18,440
Provision for contingencies	20,066	11,427
Long-term debt, excluding current portion	494,743	761,080
Deferred income taxes	8,224	4,180
Total non-current liabilities	542,414	795,127
Total liabilities	1,120,087	1,337,193
Equity
Additional paid-in capital	12,606	15,974
Retained earnings	193,158	244,791
Accumulated other comprehensive losses	(424,263)	(302,467)
Total Arcos Dorados Holdings Inc. shareholders’ equity	286,273	456,914
Non-controlling interests in subsidiaries	617	673
Total equity	286,890	457,587
Total liabilities and equity	1,406,977	1,794,780
Class A Shares Of Common Stock [Member]
Equity
Common stock	371,857	365,701
Total equity	371,857	365,701
Class B Shares Of Common Stock [Member]
Equity
Common stock	132,915	132,915
Total equity	$ 132,915	$ 132,915